Payden Global Low Duration Fund
1
Schedule of Investments
- January 31, 2025 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bonds (98%)
Bermuda (USD) (0%
)
3,748 Oaktown Re VII Ltd. 2021-2 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.600%), 5.95%, 4/25/34 (a)(b) $ 4
Canada (USD) (13%
)
345,000 Bank of Montreal f2f, (U.S. Secured Overnight
Financing Rate + 0.880%), 4.57%, 9/10/27 (b) 344
230,000 Bank of Nova Scotia , (U.S. Secured Overnight
Financing Rate + 1.000%), 4.40%, 9/08/28 (b) 228
195,000 Bank of Nova Scotia , (U.S. Secured Overnight
Financing Rate + 0.890%), 4.93%, 2/14/29 (b) 195
700,000 Canadian Imperial Bank of Commerce 144A,
4.41%, 6/08/28 (a)(c) 696
235,000 Canadian Imperial Bank of Commerce , (U.S.
Secured Overnight Financing Rate + 0.930%),
4.51%, 9/11/27 (b) 234
225,000 Canadian Imperial Bank of Commerce , 5.24%,
6/28/27  228
600,000 CDP Financial Inc. 144A, (Secured Overnight
Financing Rate + 0.400%), 4.87%, 5/19/25 (a)
(b) 600
300,000 CPPIB Capital Inc. 144A, 3.75%, 10/08/27 (a) 295
750,000 Export Development Canada , 3.38%, 8/26/25  746
250,000 National Bank of Canada , (U.S. Secured
Overnight Financing Rate + 1.036%), 5.60%,
7/02/27 (b) 253
300,000 Province of British Columbia Canada , 4.70%,
1/24/28  302
500,000 PSP Capital Inc. 144A, 3.50%, 6/29/27 (a) 490
235,000 Rogers Communications Inc. , 3.20%, 3/15/27  227
195,000 Royal Bank of Canada , (Secured Overnight
Financing Rate + 0.860%), 4.52%,
10/18/28 (b) 194
175,000 Toronto-Dominion Bank , 4.86%, 1/31/28  175
5,207
Cayman Islands (USD) (3%
)
250,000 ARES Loan Funding III Ltd. 2022-ALF3A, (3
mo. Term Secured Overnight Financing Rate +
1.270%), 5.57%, 7/25/36 (a)(b) 250
250,000 Greystone CRE Notes Ltd. 2021-HC2 144A, (1
mo. Term Secured Overnight Financing Rate +
1.914%), 6.22%, 12/15/39 (a)(b) 251
332,641 LoanCore Issuer Ltd. 2021-CRE5 144A, (1
mo. Term Secured Overnight Financing Rate +
1.414%), 5.72%, 7/15/36 (a)(b) 333
229,978 Palmer Square Loan Funding Ltd. 2024-
1A 144A, (3 mo. Term Secured Overnight
Financing Rate + 1.050%), 5.35%,
10/15/32 (a)(b) 230
250,000 Suci Second Investment Co. , 6.00%,
10/25/28 (d) 258
45,000 Transocean Inc. 144A, 8.25%, 5/15/29 (a) 45
1,367
Chile (USD) (0%
)
250,000 Chile Government International Bond , 2.75%,
1/31/27  240
Denmark (USD) (1%
)
235,000 Danske Bank A/S 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
0.730%), 1.55%, 9/10/27 (a)(b) 223
Principal
or Shares Security Description
Value
(000)
France (USD) (5%
)
200,000 Banque Federative du Credit Mutuel SA 144A,
5.09%, 1/23/27 (a) $ 201
250,000 BPCE SA 144A, 5.20%, 1/18/27 (a) 252
395,000 BPCE SA 144A, (U.S. Secured Overnight
Financing Rate + 2.100%), 5.98%, 1/18/27 (a)
(b) 398
300,000 Caisse d'Amortissement de la Dette Sociale
144A, 3.75%, 9/12/27 (a) 295
400,000 Caisse d'Amortissement de la Dette Sociale
144A, 4.25%, 1/24/27 (a) 398
350,000 Credit Agricole SA 144A, 5.59%, 7/05/26 (a) 355
1,899
Ireland (USD) (1%
)
165,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 4.88%, 4/01/28  165
150,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 6.10%, 1/15/27  153
200,000 Icon Investments Six DAC , 5.81%, 5/08/27  204
522
Japan (USD) (2%
)
340,000 Sumitomo Mitsui Financial Group Inc. , 5.88%,
7/13/26  346
345,000 Sumitomo Mitsui Trust Bank Ltd. 144A,
5.65%, 3/09/26 (a) 348
694
Jersey (USD) (2%
)
500,000 Dryden CLO Ltd. 2022-113A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.250%), 5.55%, 10/15/37 (a)(b) 500
250,000 Neuberger Berman Loan Advisers CLO
Ltd. 2022-51A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.280%), 5.57%,
10/23/36 (a)(b) 251
751
Luxembourg (USD) (0%
)
200,000 ArcelorMittal SA , 6.55%, 11/29/27  208
Malaysia (USD) (1%
)
250,000 Petronas Capital Ltd. , 3.50%, 3/18/25 (d) 249
Netherlands (USD) (1%
)
200,000 ABN AMRO Bank NV 144A, (1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.650%), 6.34%, 9/18/27 (a)(b) 205
200,000 Enel Finance International NV 144A, 5.13%,
6/26/29 (a) 200
405
Norway (USD) (0%
)
200,000 Var Energi ASA 144A, 7.50%, 1/15/28 (a) 212
Panama (USD) (0%
)
225,000 Intercorp Financial Services Inc. 144A, 4.13%,
10/19/27 (a) 215
Philippines (USD) (1%
)
560,000 Asian Development Bank , 4.25%, 1/09/26  560
Poland (USD) (1%
)
250,000 Bank Gospodarstwa Krajowego , 6.25%,
10/31/28 (d) 261
Qatar (USD) (1%
)
250,000 QatarEnergy , 1.38%, 9/12/26 (d) 237

Payden Mutual Funds
Payden Global Low Duration Fund
continued
Principal
or Shares Security Description
Value
(000)
Saudi Arabia (USD) (0%
)
250,000 Saudi Government International Bond , 2.90%,
10/22/25 (d) $ 247
Spain (USD) (0%
)
200,000 Banco Santander SA , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.950%), 5.37%, 7/15/28 (b) 202
Supranational (USD) (1%
)
250,000 Asian Development Bank , 4.75%, 2/12/30  249
220,000 International Bank for Reconstruction &
Development Series GDIF, 4.75%, 7/30/29  220
469
Sweden (USD) (2%
)
220,000 Kommuninvest I Sverige AB 144A, 4.25%,
12/10/25 (a) 220
500,000 Svensk Exportkredit AB , 4.00%, 7/15/25  499
719
Switzerland (USD) (1%
)
250,000 UBS AG , (U.S. Secured Overnight Financing
Rate + 0.720%), 4.86%, 1/10/28 (b) 251
200,000 UBS Group AG 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.600%), 6.33%, 12/22/27 (a)(b) 205
456
United Arab Emirates (USD) (1%
)
250,000 MDGH GMTN RSC Ltd. , 3.00%, 3/28/27 (d) 241
United Kingdom (USD) (1%
)
200,000 BAE Systems PLC 144A, 5.00%, 3/26/27 (a) 201
200,000 NatWest Group PLC , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.350%), 5.85%, 3/02/27 (b) 202
403
United States (USD) (58%
)
15,000 AAR Escrow Issuer LLC 144A, 6.75%,
3/15/29 (a) 15
235,000 Air Lease Corp. , 2.20%, 1/15/27  224
75,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 3.25%,
3/15/26 (a) 74
60,000 Alliant Energy Finance LLC 144A, 5.40%,
6/06/27 (a) 61
70,000 Allison Transmission Inc. 144A, 4.75%,
10/01/27 (a) 69
70,000 Ally Financial Inc. , 5.75%, 11/20/25  70
115,000 Antero Midstream Partners LP/Antero
Midstream Finance Corp. 144A, 5.75%,
3/01/27 (a) 115
240,000 Athene Global Funding 144A, 5.52%,
3/25/27 (a) 243
14,094,165 Benchmark Mortgage Trust 2018-B6, 0.39%,
10/10/51 (e) 135
130,000 Blue Owl Capital Corp. , 3.75%, 7/22/25  129
85,000 Blue Owl Technology Finance Corp. 144A,
3.75%, 6/17/26 (a) 83
35,000 Blue Racer Midstream LLC/Blue Racer Finance
Corp. 144A, 7.00%, 7/15/29 (a) 36
90,000 Boeing Co. , 6.26%, 5/01/27  92
200,000 BSPRT Issuer Ltd. 2023-FL10 144A, (1 mo.
Term Secured Overnight Financing Rate +
2.259%), 6.57%, 9/15/35 (a)(b) 201
Principal
or Shares Security Description
Value
(000)
291,603 BX Commercial Mortgage Trust 2024-
XL4 144A, (1 mo. Term Secured Overnight
Financing Rate + 1.442%), 5.75%, 2/15/39 (a)
(b) $ 293
226,160 BX Commercial Mortgage Trust 2024-
XL5 144A, (1 mo. Term Secured Overnight
Financing Rate + 1.691%), 6.00%, 3/15/41 (a)
(b) 227
200,000 BX Trust 2021-ARIA 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.014%),
5.32%, 10/15/36 (a)(b) 200
200,000 BX Trust 2024-BIO 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.642%),
5.95%, 2/15/41 (a)(b) 201
169,057 BX Trust 2024-CNYN 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.692%),
6.00%, 4/15/41 (a)(b) 170
200,000 BX Trust 2024-VLT4 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.941%),
6.25%, 7/15/29 (a)(b) 201
2,769,887 Cantor Commercial Real Estate Lending 2019-
CF1, 1.11%, 5/15/52 (e) 91
75,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 2.440%), 7.15%,
10/29/27 (b) 78
100,000 CarMax Auto Owner Trust 2024-4, 5.36%,
8/15/31  100
150,000 CarMax Auto Owner Trust 2024-3, 5.67%,
1/15/31  151
463,151 CARS-DB5 LP 2021-1A 144A, 1.44%,
8/15/51 (a) 436
500,000 Carvana Auto Receivables Trust 2024-P1 144A,
5.05%, 4/10/29 (a) 503
75,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 5.13%, 5/01/27 (a) 74
90,000 Civitas Resources Inc. 144A, 8.38%,
7/01/28 (a) 94
98,323 COLT Mortgage Loan Trust 2024-6 144A,
5.39%, 11/25/69 (a) 98
190,000 CommonSpirit Health , 6.07%, 11/01/27  196
185,000 Concentrix Corp. , 6.65%, 8/02/26  189
100,000 Connecticut Avenue Securities Trust 2024-
R06 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.600%), 5.95%,
9/25/44 (a)(b) 101
100,000 Connecticut Avenue Securities Trust 2024-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.800%), 6.15%,
2/25/44 (a)(b) 101
51,631 Connecticut Avenue Securities Trust 2019-
HRP1 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average +
2.264%), 6.62%, 11/25/39 (a)(b) 52
132,126 Connecticut Avenue Securities Trust 2022-
R08 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.550%), 6.90%,
7/25/42 (a)(b) 135
200,000 Connecticut Avenue Securities Trust 2022-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.150%), 7.50%,
12/25/41 (a)(b) 207

Principal
or Shares Security Description
Value
(000)
100,000 Connecticut Avenue Securities Trust 2020-
SBT1 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.764%), 8.12%,
2/25/40 (a)(b) $ 105
99,604 Cross Mortgage Trust 2024-H8 144A, 5.55%,
12/25/69 (a)(e) 100
200,000 CyrusOne Data Centers Issuer I LLC 2024-2A
144A, 4.50%, 5/20/49 (a) 192
150,000 Daimler Truck Finance North America LLC
144A, 4.95%, 1/13/28 (a)(c) 150
150,000 Daimler Truck Finance North America LLC
144A, 5.13%, 9/25/27 (a) 151
95,000 Darden Restaurants Inc. , 4.35%, 10/15/27  94
400,000 Diamond Issuer LLC 2021-1A 144A, 2.31%,
11/20/51 (a) 373
40,000 DPL Inc. , 4.13%, 7/01/25  40
165,000 Energy Transfer LP , 6.05%, 12/01/26  169
700,000 Fannie Mae Connecticut Avenue Securities
2021-R02 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average +
2.000%), 6.35%, 11/25/41 (a)(b) 707
200,000 Ford Motor Credit Co. LLC , 5.13%, 6/16/25  200
60,000 Franklin BSP Capital Corp. 144A, 7.20%,
6/15/29 (a) 61
100,000 Freddie Mac STACR REMIC Trust 2024-
DNA3 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average +
1.450%), 5.80%, 10/25/44 (a)(b) 101
100,000 Freddie Mac STACR REMIC Trust 2021-
DNA6 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average +
3.400%), 7.75%, 10/25/41 (a)(b) 103
150,000 Freddie Mac STACR REMIC Trust 2021-
DNA7 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average +
3.650%), 8.00%, 11/25/41 (a)(b) 156
35,000 Freedom Mortgage Holdings LLC 144A,
9.25%, 2/01/29 (a) 37
200,000 FS Rialto Issuer LLC 2024-FL9 144A, (1 mo.
Term Secured Overnight Financing Rate +
1.631%), 5.93%, 10/19/39 (a)(b) 201
70,000 General Motors Financial Co. Inc. , 5.35%,
7/15/27  71
65,000 General Motors Financial Co. Inc. , 5.40%,
5/08/27  66
85,000 Glencore Funding LLC 144A, 5.34%,
4/04/27 (a) 86
30,000 Hess Midstream Operations LP 144A, 6.50%,
6/01/29 (a) 31
140,000 Hewlett Packard Enterprise Co. , 4.40%,
9/25/27  139
100,000 HIH Trust 2024-61P 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.842%),
6.15%, 10/15/41 (a)(b) 101
85,000 Hyundai Capital America 144A, 5.25%,
1/08/27 (a) 86
385,000 Hyundai Capital America 144A, 5.65%,
6/26/26 (a) 389
98,706 JP Morgan Mortgage Trust 2024-NQM1 144A,
5.59%, 2/25/64 (a) 99
65,000 JPMorgan Chase & Co. , (U.S. Secured
Overnight Financing Rate + 1.190%), 5.04%,
1/23/28 (b) 65
Principal
or Shares Security Description
Value
(000)
40,000 Kimmeridge Texas Gas LLC 144A, 8.50%,
2/15/30 (a) $ 40
105,000 Las Vegas Sands Corp. , 5.90%, 6/01/27  106
100,000 Life Mortgage Trust 2022-BMR2 144A, (1
mo. Term Secured Overnight Financing Rate +
1.295%), 5.60%, 5/15/39 (a)(b) 98
70,000 M&T Bank Corp. , (U.S. Secured Overnight
Financing Rate + 0.930%), 4.83%, 1/16/29 (b) 70
70,000 Match Group Holdings II LLC 144A, 5.00%,
12/15/27 (a) 69
30,000 Meritage Homes Corp. , 5.13%, 6/06/27 (c) 30
75,000 Microchip Technology Inc. , 4.90%, 3/15/28  75
135,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.010%), 5.65%, 4/13/28 (b) 137
225,000 National Fuel Gas Co. , 5.50%, 10/01/26  227
87,700 New Residential Mortgage Loan Trust 2017-1A
144A, 4.00%, 2/25/57 (a)(e) 84
160,076 New Residential Mortgage Loan Trust 2017-4A
144A, 4.00%, 5/25/57 (a)(e) 152
94,686 OBX Trust 2024-NQM14 144A, 4.94%,
9/25/64 (a) 94
231,820 OBX Trust 2024-NQM13 144A, 5.12%,
6/25/64 (a) 230
229,423 OBX Trust 2024-NQM12 144A, 5.48%,
7/25/64 (a) 229
75,000 OneMain Finance Corp. , 7.13%, 3/15/26  77
120,000 ONEOK Inc. , 4.25%, 9/24/27  118
200,000 Oracle Corp. , 4.80%, 8/03/28  200
185,000 Ovintiv Inc. , 5.65%, 5/15/25  185
70,000 Penske Automotive Group Inc. , 3.50%,
9/01/25  69
45,000 Penske Truck Leasing Co. LP/PTL Finance
Corp. 144A, 5.35%, 1/12/27 (a) 45
200,000 PFS Financing Corp. 2023-C 144A, 5.52%,
10/15/28 (a) 203
45,000 PNC Financial Services Group Inc. , (U.S.
Secured Overnight Financing Rate + 1.342%),
5.30%, 1/21/28 (b) 45
180,000 Regal Rexnord Corp. , 6.05%, 2/15/26  182
165,000 Rocket Mortgage LLC/Rocket Mortgage Co.-
Issuer Inc. 144A, 2.88%, 10/15/26 (a) 158
15,573 Santander Bank Auto Credit-Linked Notes
2022-A 144A, 5.28%, 5/15/32 (a) 15
205,579 Santander Bank Auto Credit-Linked Notes
2023-B 144A, 5.64%, 12/15/33 (a) 207
38,871 Santander Bank Auto Credit-Linked Notes
2022-C 144A, 6.99%, 12/15/32 (a) 39
176,976 Santander Drive Auto Receivables Trust 2024-
S2 144A, 5.80%, 12/16/28 (a) 177
87,634 Santander Drive Auto Receivables Trust 2024-
S3 144A, 5.81%, 10/16/28 (a) 88
124,164 Santander Drive Auto Receivables Trust 2024-
S1 144A, 6.53%, 3/16/29 (a) 125
97,765 Santander Drive Auto Receivables Trust 2023-
S1 144A, 8.14%, 4/18/28 (a) 99
35,000 Santander Holdings USA Inc. , (U.S. Secured
Overnight Financing Rate + 1.232%), 6.12%,
5/31/27 (b) 36
200,000 SBA Tower Trust 144A, 1.63%, 11/15/26 (a) 188
180,000 SBA Tower Trust 144A, 1.88%, 1/15/26 (a) 175
70,000 Sirius XM Radio LLC 144A, 3.13%,
9/01/26 (a) 68
30,000 SM Energy Co. 144A, 6.75%, 8/01/29 (a) 30

Payden Mutual Funds
Payden Global Low Duration Fund
continued
Principal
or Shares Security Description
Value
(000)
80,000 South Bow USA Infrastructure Holdings LLC
144A, 4.91%, 9/01/27 (a) $ 80
350,000 Stack Infrastructure Issuer LLC 2020-1A 144A,
1.89%, 8/25/45 (a) 344
75,000 Standard Industries Inc. 144A, 5.00%,
2/15/27 (a) 74
37,000 Starwood Property Trust Inc. , 4.75%, 3/15/25  37
30,000 Starwood Property Trust Inc. 144A, 6.50%,
7/01/30 (a) 30
199,500 Subway Funding LLC 2024-3A 144A, 5.25%,
7/30/54 (a) 197
45,000 Summit Midstream Holdings LLC 144A,
8.63%, 10/31/29 (a) 47
25,000 Sunoco LP 144A, 7.00%, 5/01/29 (a) 26
200,000 Switch ABS Issuer LLC 2024-2A 144A, 5.44%,
6/25/54 (a) 198
281,250 Taco Bell Funding LLC 2016-1A 144A, 4.97%,
5/25/46 (a) 281
70,000 TerraForm Power Operating LLC 144A, 5.00%,
1/31/28 (a) 68
593,220 Texas Natural Gas Securitization Finance Corp. ,
5.10%, 4/01/35  598
300,000 TierPoint Issuer LLC 2023-1A 144A, 6.00%,
6/25/53 (a) 301
75,000 Travel + Leisure Co. 144A, 6.63%, 7/31/26 (a) 76
805,000 U.S. Treasury Note , 3.38%, 9/15/27  788
460,000 U.S. Treasury Note , 3.50%, 9/30/26  455
1,800,000 U.S. Treasury Note , 3.75%, 8/15/27  1,780
225,000 U.S. Treasury Note , 3.88%, 10/15/27  223
60,000 U.S. Treasury Note , 4.25%, 11/30/26  60
1,190,000 U.S. Treasury Note , 4.25%, 12/31/26  1,191
915,000 U.S. Treasury Note , 4.38%, 7/15/27  918
50,000 USA Compression Partners LP/USA
Compression Finance Corp. 144A, 7.13%,
3/15/29 (a) 51
450,000 Vantage Data Centers Issuer LLC 2020-1A
144A, 1.65%, 9/15/45 (a) 441
100,000 VB-S1 Issuer LLC-VBTEL 2024-1A 144A,
8.87%, 5/15/54 (a) 105
500,000 Verizon Master Trust 2024-6, 4.17%, 8/20/30  496
96,689 Verus Securitization Trust 2024-R1 144A,
5.22%, 9/25/69 (a)(e) 96
40,000 Vistra Operations Co. LLC 144A, 5.00%,
7/31/27 (a) 39
25,000 Vistra Operations Co. LLC 144A, 5.05%,
12/30/26 (a) 25
250,000 Volkswagen Group of America Finance LLC
144A, 5.30%, 3/22/27 (a) 251
225,000 Warnermedia Holdings Inc. , 3.76%, 3/15/27  218
Principal
or Shares Security Description
Value
(000)
90,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.070%), 5.71%, 4/22/28 (b) $ 91
5,411,897 Wells Fargo Commercial Mortgage Trust 2018-
C46, 0.91%, 8/15/51 (e) 114
300,000 Westlake Automobile Receivables Trust 2024-
1A 144A, 5.55%, 11/15/27 (a) 302
170,000 Whistler Pipeline LLC 144A, 5.40%,
9/30/29 (a) 170
30,000 Wildfire Intermediate Holdings LLC 144A,
7.50%, 10/15/29 (a) 30
295,500 Wingstop Funding LLC 2020-1A 144A,
2.84%, 12/05/50 (a) 276
20,000 XHR LP 144A, 6.63%, 5/15/30 (a) 20
24,185
Total Bonds
(Cost - $40,838) 40,176
Commercial Paper(f) (2%
)
500,000 Canadian National Railway Co. , 4.60%,
2/07/25 499
250,000 Enel Finance America LLC , 4.74%, 2/06/25 250
250,000 Experian Finance PLC , 4.81%, 2/11/25 250
Total Commercial Paper (Cost - $999)
999
Investment Company (3%)
1,127,040 Payden Cash Reserves Money Market Fund*
(Cost - $1,127)  1,127
Total Investments (Cost - $42,964)  (101%)
42,302
Liabilities in excess of Other Assets ( -1% )
(364)
Net Assets (100%)
$ 41,938
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at January
31, 2025.
(c) All or a portion of these securities are on loan. At January 31, 2025, the total market value of the Fund’s securities on loan is $665 and the total market value of the collateral held by the Fund is $682. Amounts in 000s.
(d) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f) Yield to maturity at time of purchase.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(000s)
Assets:
USD 224 GBP  168 Barclays Bank PLC 03/19/2025 $ 16

Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Treasury 2-Year Note Future 71 Mar-25 $ 14,599 $ (12) $ (12)
Short Contracts:
U.S. Treasury 5-Year Note Future 7 Mar-25 (745) 2 2
Total Futures
$(10)